INCOME TAXES, Reconciliation of Federal Income Tax, FINTECH ACQUISITION CORP. II (Details)	12 Months Ended
Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory federal income tax rate	34.00%
State taxes, net of federal tax benefit	0.00%
Deferred tax rate change	53.40%
Change in valuation allowance	86.30%
Income tax provision	173.70%